SCHEDULE OF FOREIGN EXCHANGE RISK (Details)	3 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CAD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CAD ($)
Non monetary assets	$ 103,619,836		$ 1,299,964
Net monetary assets change in currency percentage	10.00%		10.00%
Net monetary assets Effect on after tax loss	$ 14,479,030	$ 2,694,532	$ 210,406	$ (17,240)
Net monetary liabilities	$ (532,842)		$ (111,440)
Net monetary liabilities change in currency percentage	10.00%		10.00%
Net monetary liabilities effect on after tax loss	$ (74,273)		$ (16,022)